Summary of Significant Accounting Policies (Details) - Schedule of foreign currency exchange rates - RMB [Member]	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies (Details) - Schedule of foreign currency exchange rates [Line Items]
RMB to US$ exchange rate at balance sheets dates	6.5249	6.9762
Average RMB to US$ exchange rate for each year	6.8976	6.8985	6.6090